UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CastleRock Asset Management, Inc.
Address:          101 Park Avenue, 23rd Floor
                  New York, NY 10178
13F File Number:  028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Lamari Burden

Title:  Chief Financial Officer

Phone:  212-878-7654
Signature, Place, and Date of Signing:

    /s/Maria Lamari Burden       New York, New York    February 12, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   67
Form 13F Information Table Value Total:   $682,351
                                         (in thousands)
List of Other Included Managers:          None

INVESTMENT MANAGER: CASTLEROCK ASSET MANAGEMENT, INC.
PORTFOLIO OF SECURITIES AS OF DECEMBER 31, 2001

                                    TITLE                VALUE     SHRS/    SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
     NAME OF ISSUER               OF CLASS      CUSIP  (X$1,000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS     SOLE    SHARED   NONE
     --------------               --------      -----  ---------  -------   ---  ----  -------------------     ----    ------   ----
ACE LTD                              ORD      G0070K103  12,904    321,400   SH           SOLE                321,400     0       0
AGILENT TECHNOLOGIES INC             COM      00846U101   8,430    295,700   SH           SOLE                295,700     0       0
AMERICAN HOME PRODUCTS CORP          COM      026609107  41,216    671,700   SH           SOLE                671,700     0       0
ANADARKO PETROLEUM CORP              COM      032511107  11,523    202,700   SH           SOLE                202,700     0       0
AOL TIME WARNER INC                  COM      00184A105  12,558    391,200   SH           SOLE                391,200     0       0
APACHE CORP                          COM      037411105  12,658    253,770   SH           SOLE                253,770     0       0
ARENA PHARMACEUTICALS INC            COM      040047102   3,491    290,150   SH           SOLE                290,150     0       0
AT&T CORP                            COM      001957109  14,790    815,300   SH           SOLE                815,300     0       0
AVIGEN INC                           COM      053690103   1,286    111,715   SH           SOLE                111,715     0       0
BALL CORP                            COM      058498106   8,003    113,200   SH           SOLE                113,200     0       0
BANK OF NEW YORK CO INC              COM      064057102      29        700   SH           SOLE                    700     0       0
BARNES & NOBLE                       COM      067774109  14,939    504,700   SH           SOLE                504,700     0       0
BIO TECHNOLOGY GENERAL CORP          COM      090578105   2,748    333,850   SH           SOLE                333,850     0       0
CADENCE DESIGN SYSTEMS INC           COM      127387108  15,471    705,800   SH           SOLE                705,800     0       0
CENDANT CORP                         COM      151313103  39,065  1,992,100   SH           SOLE              1,992,100     0       0
CITIGROUP INC                        COM      172967101  14,871    294,599   SH           SOLE                294,599     0       0
COMCAST CORP                      CL A SPL    200300200  15,937    442,700   SH           SOLE                442,700     0       0
COMPAQ COMPUTER CORP                 COM      204493100   7,220    739,800   SH           SOLE                739,800     0       0
DUPONT PHOTOMASKS INC                COM      26613X101   8,438    194,200   SH           SOLE                194,200     0       0
FIRST DATA CORP                      COM      319963104   8,480    108,100   SH           SOLE                108,100     0       0
FLEETBOSTON FINL CORP                COM      339030108  15,516    425,100   SH           SOLE                425,100     0       0
FOOT LOCKER INC                      COM      344849104   4,914    314,000   SH           SOLE                314,000     0       0
GATEWAY INC                          COM      367626108   7,259    902,900   SH           SOLE                902,900     0       0
GEMSTAR TV GUIDE INTL INC            COM      36866W106   5,116    184,700   SH           SOLE                184,700     0       0
GENESIS MICROCHIP INC                COM      371933102   8,820    133,400   SH           SOLE                133,400     0       0
GOODYEAR TIRE & RUBBER CO            COM      382550101   6,719    282,200   SH           SOLE                282,200     0       0
GUIDANT CORP                         COM      401698105   9,547    191,700   SH           SOLE                191,700     0       0
INTERNEURON PHARMACEUTICALS          COM      460573108   8,557    771,563   SH           SOLE                771,563     0       0
INTERWOVEN INC                       COM      46114T102   2,543    261,100   SH           SOLE                261,100     0       0
INTL FLAVORS & FRAGRANCES INC        COM      459506101   3,984    134,100   SH           SOLE                134,100     0       0
J C PENNEY CO INC                    COM      708160106   9,437    350,800   SH           SOLE                350,800     0       0
JOHNSON & JOHNSON                    COM      478160104  21,972    371,782   SH           SOLE                371,782     0       0
KEANE INC                            COM      486665102   9,579    531,300   SH           SOLE                531,300     0       0
LOWES COMPANIES INC                  COM      548661107   7,036    151,600   SH           SOLE                151,600     0       0


                                    TITLE                VALUE     SHRS/    SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
     NAME OF ISSUER               OF CLASS      CUSIP  (X$1,000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS     SOLE    SHARED   NONE
     --------------               --------      -----  ---------  -------   ---  ----  -------------------     ----    ------   ----
MANOR CARE INC NEW                   COM      564055101   8,377    353,300   SH           SOLE                353,300     0       0
MARTIN MARIETTA MATERIALS INC        COM      573284106   7,662    164,415   SH           SOLE                164,415     0       0
MCDATA CORP                         CL A      580031201   1,997     81,500   SH           SOLE                 81,500     0       0
MCDONALDS CORP                       COM      580135101   7,232    273,200   SH           SOLE                273,200     0       0
MICRON TECHNOLOGY INC                COM      595112103   7,127    229,900   SH           SOLE                229,900     0       0
MILLIPORE CORP                       COM      601073109   9,044    149,000   SH           SOLE                149,000     0       0
MINERALS TECHNOLOGIES INC            COM      603158106   8,950    191,900   SH           SOLE                191,900     0       0
NTL INC                              COM      629407107     758    806,900   SH           SOLE                806,900     0       0
NORTHWEST BIOTHERAPEUTICS INC        COM      66737P105     700    140,000   SH           SOLE                140,000     0       0
PALM INC                             COM      696642107   2,104    542,200   SH           SOLE                542,200     0       0
PENWEST PHARMACEUTICALS CO           COM      709754105  12,625    629,685   SH           SOLE                629,685     0       0
PEREGRINE SYSTEMS INC                COM      71366Q101   2,394    161,400   SH           SOLE                161,400     0       0
PHOTRONICS INC                       COM      719405102   4,101    130,800   SH           SOLE                130,800     0       0
PRINCIPAL FINANCIAL GROUP INC        COM      74251V102     166      6,900   SH           SOLE                  6,900     0       0
PROTEIN DESIGN LABS INC              COM      74369L103  11,565    352,600   SH           SOLE                352,600     0       0
PRUDENTIAL FINL INC                  COM      744320102     166      5,000   SH           SOLE                  5,000     0       0
QUALCOMM INC                         COM      747525103  14,802    293,100   SH           SOLE                293,100     0       0
RENAISSANCE RE HOLDINGS LTD          COM      G7496G103   3,081     32,300   SH           SOLE                 32,300     0       0
SAGENT TECHNOLOGY INC                COM      786693101     393    413,907   SH           SOLE                413,907     0       0
SPRINT CORP                          COM      852061100  10,781    536,900   SH           SOLE                536,900     0       0
SPRINT CORP PCS SER 1           PCS COM SER 1 852061506   6,466    264,900   SH           SOLE                264,900     0       0
STAPLES INC                          COM      855030102   3,650    195,200   SH           SOLE                195,200     0       0
TAIWAN SEMICONDUCTOR MFG CO     SPONSORED ADR 874039100  26,358  1,535,140   SH           SOLE              1,535,140     0       0
THORATEC CORP                      COM NEW    885175307   6,064    356,700   SH           SOLE                356,700     0       0
TIME WARNER TELECOM INC             CL A      887319101   4,681    264,600   SH           SOLE                264,600     0       0
TYCO INTERNATIONAL LTD               COM      902124106  46,714    793,100   SH           SOLE                793,100     0       0
UNIVERSAL HEALTH SERVICES INC       CL B      913903100   8,436    197,200   SH           SOLE                197,200     0       0
USA EDUCATION INC                    COM      90390U102  13,981    166,400   SH           SOLE                166,400     0       0
VEECO INSTRUMENTS INC-DEL            COM      922417100  22,873    634,491   SH           SOLE                634,491     0       0
VIEWPOINT CORP                       COM      92672P108  13,347  1,959,952   SH           SOLE              1,959,952     0       0
VODAFONE GROUP PLC NEW          SPONSORED ADR 92857W100   8,978    349,600   SH           SOLE                349,600     0       0
WASTE MANAGEMENT INC NEW             COM      94106L109  18,466    578,700   SH           SOLE                578,700     0       0
WORLDCOM INC GA NEW            WRLDCOM GP COM 98157D106  13,256    941,500   SH           SOLE                941,500     0       0

                                                 TOTAL  682,351